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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 08363

Evergreen Select Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 2 of its series, Evergreen Strategic Growth Fund and Evergreen Special Equity Fund for the quarter ended June 30, 2008. These 2 series have a September 30 fiscal year end.

Date of reporting period: June 30, 2008

Item 1 – Schedule of Investments

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS

June 30, 2008 (unaudited)	Shares	Value

COMMON STOCKS 94.2%
CONSUMER DISCRETIONARY 7.8%
Hotels, Restaurants & Leisure 0.5%
Burger King Holdings, Inc. *	143,200	$3,836,328

Internet & Catalog Retail 1.7%
Amazon.com, Inc. * ρ	174,400	12,788,752

Multi-line Retail 0.7%
Kohl’s Corp. * ρ	136,700	5,473,468

Specialty Retail 3.1%
GameStop Corp., Class A *	311,525	12,585,610
Lowe’s Cos.	530,235	11,002,376

		23,587,986

Textiles, Apparel & Luxury Goods 1.8%
Nike, Inc., Class B ρ	221,000	13,173,810

CONSUMER STAPLES 9.8%
Beverages 6.2%
Coca-Cola Co.	359,875	18,706,302
Hansen Natural Corp. * ρ	214,700	6,187,654
PepsiCo, Inc.	347,825	22,118,192

		47,012,148

Household Products 1.0%
Clorox Co.	149,975	7,828,695

Tobacco 2.6%
Philip Morris International, Inc. *	387,894	19,158,085

ENERGY 11.8%
Energy Equipment & Services 5.9%
Core Laboratories NV * ρ	27,375	3,896,831
FMC Technologies, Inc. *	80,475	6,190,942
National Oilwell Varco, Inc. *	177,600	15,756,672
Pride International, Inc. *	81,280	3,843,731
Schlumberger, Ltd.	50,225	5,395,672
Smith International, Inc.	107,725	8,956,256

		44,040,104

Oil, Gas & Consumable Fuels 5.9%
Alpha Natural Resources, Inc. *	44,625	4,653,941
Apache Corp.	68,250	9,486,750
Chevron Corp.	53,675	5,320,803
Consol Energy, Inc.	103,650	11,647,151
Exxon Mobil Corp.	150,600	13,272,378

		44,381,023

FINANCIALS 5.0%
Capital Markets 4.5%
Bank of New York Mellon Corp.	327,800	12,400,674
Blackstone Group, LP ρ	604,700	11,011,587
Franklin Resources, Inc.	108,925	9,982,976

		33,395,237

Consumer Finance 0.5%
Visa, Inc., Class A *	48,467	3,940,852

HEALTH CARE 14.4%
Biotechnology 7.3%
BioMarin Pharmaceutical, Inc. * ρ	251,450	7,287,021
Celgene Corp. *	215,475	13,762,388
Genentech, Inc. *	205,650	15,608,835
Gilead Sciences, Inc. *	337,190	17,854,211

		54,512,455

1

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 3.0%
Baxter International, Inc.	277,825	$17,764,130
Hologic, Inc. * ρ	229,525	5,003,645

		22,767,775

Health Care Providers & Services 0.7%
Express Scripts, Inc. *	82,150	5,152,448

Pharmaceuticals 3.4%
Merck & Co., Inc.	286,205	10,787,066
Schering-Plough Corp.	761,640	14,996,692

		25,783,758

INDUSTRIALS 10.1%
Aerospace & Defense 3.8%
Lockheed Martin Corp.	162,850	16,066,781
Raytheon Co.	227,275	12,791,037

		28,857,818

Construction & Engineering 3.9%
Fluor Corp.	36,975	6,880,308
Foster Wheeler, Ltd. *	170,125	12,444,644
Quanta Services, Inc. * ρ	290,475	9,664,103

		28,989,055

Electrical Equipment 1.4%
General Cable Corp. *	106,200	6,462,270
Woodward Governor Co.	117,450	4,188,267

		10,650,537

Machinery 1.0%
AGCO Corp. *	149,275	7,823,503

INFORMATION TECHNOLOGY 22.8%
Communications Equipment 3.9%
QUALCOMM, Inc.	399,865	17,742,010
Research In Motion, Ltd. * ρ	95,500	11,163,950

		28,905,960

Computers & Peripherals 7.4%
Apple, Inc. * ρ	154,515	25,871,992
EMC Corp. *	472,000	6,933,680
Hewlett-Packard Co.	523,500	23,143,935

		55,949,607

Electronic Equipment & Instruments 1.1%
Mettler-Toledo International, Inc. *	88,390	8,384,675

Internet Software & Services 2.9%
Google, Inc., Class A *	41,849	22,030,151

Semiconductors & Semiconductor Equipment 3.4%
Intel Corp.	1,178,120	25,306,018

Software 4.1%
Microsoft Corp.	566,820	15,593,218
Oracle Corp. *	740,695	15,554,595

		31,147,813

MATERIALS 6.3%
Chemicals 2.9%
Monsanto Co.	132,075	16,699,563
Potash Corporation of Saskatchewan, Inc.	22,400	5,119,968

		21,819,531

2

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 3.4%
Freeport-McMoRan Copper & Gold, Inc. ρ	140,685	$16,486,875
United States Steel Corp.	47,750	8,823,245

		25,310,120

UTILITIES 6.2%
Electric Utilities 3.8%
Exelon Corp.	172,075	15,479,867
NRG Energy, Inc. * ρ	314,325	13,484,542

		28,964,409

Independent Power Producers & Energy Traders 2.4%
Constellation Energy Group, Inc.	159,525	13,097,003
Reliant Energy, Inc. *	228,315	4,856,260

		17,953,263

Total Common Stocks (cost $655,282,324)		708,925,384

EXCHANGE TRADED FUND 0.6%
KBW Bank ETF (cost $7,490,593)	169,889	4,867,320

SHORT-TERM INVESTMENTS 16.4%
MUTUAL FUND SHARES 16.4%
BGI Prime Money Market Fund, Premium Shares, 2.58% q ρρ	20,056,362	20,056,362
BlackRock Liquidity TempFund, Institutional Class, 2.58% q ρρ	21,492,522	21,492,522
Evergreen Institutional Money Market Fund, Class I, 2.54% q ø ρρ	60,812,240	60,812,240
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.74% q ρρ	21,331,871	21,331,871

Total Short-Term Investments (cost $123,692,995)		123,692,995

Total Investments (cost $786,465,912) 111.2%		837,485,699
Other Assets and Liabilities (11.2%)		(84,618,080)

Net Assets 100.0%		$752,867,619

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $789,978,566. The gross unrealized appreciation and depreciation on securities based on tax cost was $83,161,197 and $35,654,064, respectively, with a net unrealized appreciation of $47,507,133.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

3

EVERGREEN SPECIAL EQUITY FUND† SCHEDULE OF INVESTMENTS

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 97.4%
CONSUMER DISCRETIONARY 13.5%
Diversified Consumer Services 2.1%
DeVry, Inc.	13,345	$715,559
ITT Educational Services, Inc. *	2,770	228,885
Sotheby’s Holdings, Inc.	5,188	136,808
Strayer Education, Inc.	1,807	377,789

		1,459,041

Hotels, Restaurants & Leisure 2.7%
Bally Technologies, Inc. *	13,208	446,430
Buffalo Wild Wings, Inc. *	9,050	224,712
CBRL Group, Inc.	5,146	126,129
Chipotle Mexican Grill, Inc., Class A *	4,390	362,702
Denny’s Corp. *	114,555	325,336
P.F. Chang’s China Bistro, Inc. * ρ	7,177	160,334
Vail Resorts, Inc. *	4,699	201,258

		1,846,901

Household Durables 0.4%
Tupperware Brands Corp.	8,040	275,129

Internet & Catalog Retail 1.9%
Gaiam, Inc., Class A *	15,068	203,569
Netflix, Inc. * ρ	12,005	312,970
Overstock.com, Inc. * ρ	8,960	232,512
priceline.com, Inc. * ρ	4,552	525,574

		1,274,625

Media 2.1%
Global Sources, Ltd. *	14,503	220,156
Marvel Entertainment, Inc. *	18,731	602,014
Morningstar, Inc. *	5,730	412,732
TiVo, Inc. * ρ	27,013	166,670

		1,401,572

Specialty Retail 1.7%
Aeropostale, Inc. *	21,333	668,363
J. Crew Group, Inc. *	3,170	104,641
Jos. A. Bank Clothiers, Inc. * ρ	14,252	381,241

		1,154,245

Textiles, Apparel & Luxury Goods 2.6%
Deckers Outdoor Corp. *	4,676	650,899
Fossil, Inc. *	14,531	422,416
Skechers USA, Inc., Class A *	4,188	82,755
Warnaco Group, Inc. *	14,770	650,914

		1,806,984

CONSUMER STAPLES 3.5%
Food & Staples Retailing 1.0%
Longs Drug Stores Corp.	12,694	534,544
Winn-Dixie Stores, Inc. *	9,270	148,506

		683,050

Food Products 1.3%
Darling International, Inc. *	33,363	551,157
Ralcorp Holdings, Inc. *	7,222	357,055

		908,212

Personal Products 1.2%
American Oriental Bioengineering, Inc. *	25,464	251,329
Chattem, Inc. *	3,737	243,092
NBTY, Inc. *	9,547	306,077

		800,498

1

EVERGREEN SPECIAL EQUITY FUND† SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 11.3%
Energy Equipment & Services 2.6%
Atwood Oceanics, Inc. *	4,676	$581,414
Dawson Geophysical Co. *	5,403	321,262
Grey Wolf, Inc. *	49,427	446,326
Gulf Island Fabrication, Inc.	8,158	399,171

		1,748,173

Oil, Gas & Consumable Fuels 8.7%
Bill Barrett Corp. *	5,526	328,300
Bois D’Arc Energy, Inc. *	21,281	517,341
Carrizo Oil & Gas, Inc. *	1,942	132,231
Comstock Resources, Inc. *	11,566	976,517
Double Hull Tankers, Inc.	14,807	148,514
Holly Corp.	6,636	245,001
Knightsbridge Tankers, Ltd.	5,045	162,500
Mariner Energy, Inc. *	17,754	656,365
Petrohawk Energy Corp. *	24,239	1,122,508
PetroQuest Energy, Inc. *	26,804	721,028
Rosetta Resources, Inc. *	18,279	520,952
Ship Finance International, Ltd.	6,706	198,028
World Fuel Services Corp.	10,979	240,879

		5,970,164

FINANCIALS 5.8%
Capital Markets 2.1%
GFI Group, Inc. *	8,595	77,441
Knight Capital Group, Inc., Class A *	25,421	457,070
optionsXpress Holdings, Inc.	17,081	381,590
TradeStation Group, Inc. *	20,814	211,262
Waddell & Reed Financial, Inc., Class A	9,153	320,446

		1,447,809

Consumer Finance 0.8%
Cash America International, Inc.	5,901	182,931
World Acceptance Corp. *	10,109	340,370

		523,301

Diversified Financial Services 0.2%
Interactive Brokers Group, Inc., Class A *	4,393	141,147

Insurance 2.0%
AmTrust Financial Services, Inc.	24,789	312,342
Darwin Professional Underwriters, Inc. *	4,105	126,434
Delphi Financial Group, Inc., Class A	7,144	165,312
National Interstate Corp.	9,534	175,235
Reinsurance Group of America, Inc.	7,889	343,329
Zenith National Insurance Corp.	6,815	239,615

		1,362,267

Real Estate Investment Trusts 0.7%
FelCor Lodging Trust, Inc.	23,801	249,911
Getty Realty Corp.	16,101	232,015

		481,926

HEALTH CARE 19.5%
Biotechnology 4.8%
Alnylam Pharmaceuticals, Inc. *	5,197	138,916
Arena Pharmaceuticals, Inc. *	28,116	145,922
ArQule, Inc. *	31,477	102,300
Array BioPharma, Inc. * ρ	32,695	153,666

2

EVERGREEN SPECIAL EQUITY FUND† SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Biotechnology continued
BioMarin Pharmaceutical, Inc. *	4,306	$124,788
Cell Genesys, Inc. * ρ	92,893	241,522
Cubist Pharmaceuticals, Inc. *	16,437	293,565
CV Therapeutics, Inc. * ρ	39,050	321,381
Enzon Pharmaceuticals, Inc. *	27,337	194,639
InterMune, Inc. * ρ	14,339	188,128
Lexicon Genetics, Inc. *	96,692	154,707
Medarex, Inc. *	34,198	226,049
Neurocrine Biosciences, Inc. *	27,546	115,418
Onyx Pharmaceuticals, Inc. *	2,679	95,372
OSI Pharmaceuticals, Inc. *	13,971	577,282
Regeneron Pharmaceuticals, Inc. *	11,047	159,519
Telik, Inc. *	46,936	56,793

		3,289,967

Health Care Equipment & Supplies 7.1%
Align Technology, Inc. *	13,580	142,454
American Medical Systems Holdings, Inc. * ρ	19,558	292,392
ArthroCare Corp. *	9,199	375,411
Hologic, Inc. *	27,212	593,222
Immucor, Inc. *	17,243	446,249
Meridian Bioscience, Inc.	15,706	422,806
Merit Medical Systems, Inc. *	8,261	121,437
Quidel Corp. *	22,263	367,785
Sirona Dental Systems, Inc. *	13,887	359,951
SonoSite, Inc. *	11,832	331,414
STERIS Corp.	20,432	587,624
Varian Medical Systems, Inc. *	5,673	289,663
West Pharmaceutical Services, Inc.	12,165	526,501

		4,856,909

Health Care Providers & Services 2.9%
Centene Corp. *	19,599	329,067
HealthSpring, Inc. *	20,925	353,214
Magellan Health Services, Inc. *	6,915	256,062
Molina Healthcare, Inc. * ρ	13,046	317,540
Owens & Minor, Inc.	8,482	387,543
Sun Healthcare Group, Inc. *	13,282	177,846
The Providence Service Corp. *	8,060	170,147

		1,991,419

Health Care Technology 0.2%
Eclipsys Corp. *	7,811	143,410

Life Sciences Tools & Services 1.4%
Dionex Corp. *	5,413	359,261
Evotec AG, ADR *	46,932	152,998
PAREXEL International Corp. *	15,472	407,068

		919,327

Pharmaceuticals 3.1%
K-V Pharmaceutical Co., Class A *	21,304	411,806
Medicines Co. *	17,892	354,619
Obagi Medical Products, Inc. *	16,112	137,758
Pain Therapeutics, Inc. * ρ	30,957	244,560
Par Pharmaceutical Companies, Inc. *	10,458	169,733
Sciele Pharma, Inc. * ρ	22,976	444,586
Valeant Pharmaceuticals International * ρ	10,609	181,520
XenoPort, Inc. *	3,383	132,039

		2,076,621

3

EVERGREEN SPECIAL EQUITY FUND† SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 16.3%
Aerospace & Defense 2.8%
Cubic Corp.	12,388	$276,005
Curtiss-Wright Corp.	2,216	99,144
DynCorp International, Inc., Class A *	16,629	251,929
Hexcel Corp. *	20,885	403,081
TASER International, Inc. * ρ	13,608	67,904
Teledyne Technologies, Inc. *	10,719	522,980
TransDigm Group, Inc. *	8,321	279,502

		1,900,545

Air Freight & Logistics 0.8%
Hub Group Inc., Class A *	16,921	577,514

Airlines 0.1%
Pinnacle Airlines Corp. * ρ	12,189	38,517

Commercial Services & Supplies 4.8%
COMSYS IT Partners, Inc. *	20,109	183,394
Consolidated Graphics, Inc. *	4,446	219,055
GeoEye, Inc. *	10,992	194,668
Herman Miller, Inc.	18,055	449,389
IHS, Inc., Class A *	3,862	268,795
Knoll, Inc.	26,133	317,516
LECG Corp. *	15,092	131,904
PeopleSupport, Inc. *	12,040	102,340
Resources Connection, Inc. *	11,944	243,060
Rollins, Inc.	8,933	132,387
School Specialty, Inc. *	6,435	191,313
Teletech Holdings, Inc. *	17,366	346,625
United Stationers, Inc. *	10,276	379,698
Watson Wyatt Worldwide, Inc., Class A	2,430	128,523

		3,288,667

Construction & Engineering 0.5%
Perini Corp. *	10,822	357,667

Electrical Equipment 2.5%
Acuity Brands, Inc.	12,593	605,472
Belden, Inc.	5,484	185,798
II-VI, Inc. *	15,490	540,911
Woodward Governor Co.	10,949	390,441

		1,722,622

Machinery 3.5%
Actuant Corp., Class A	17,189	538,875
Chart Industries, Inc. *	12,896	627,261
Hurco Cos. *	5,223	161,339
Mueller Industries, Inc.	11,504	370,429
Valmont Industries, Inc.	4,077	425,190
Wabtec	4,893	237,898

		2,360,992

Marine 0.2%
Horizon Lines, Inc., Class A ρ	15,480	154,026

Trading Companies & Distributors 1.1%
Applied Industrial Technologies, Inc.	13,154	317,932
H&E Equipment Services, Inc. *	10,758	129,311
Houston Wire & Cable Co.	14,471	287,973

		735,216

4

EVERGREEN SPECIAL EQUITY FUND† SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 21.6%
Communications Equipment 2.7%
Blue Coat Systems, Inc. *	10,995	$155,140
Cogo Group, Inc. *	10,784	98,242
Comtech Telecommunications Corp. *	9,143	448,007
Harmonic, Inc. *	30,582	290,835
InterDigital, Inc. *	7,110	172,915
Network Equipment Technologies, Inc. * ρ	16,905	60,013
Polycom, Inc. *	11,164	271,955
Tekelec *	24,044	353,687

		1,850,794

Computers & Peripherals 0.3%
Emulex Corp. *	15,337	178,676

Electronic Equipment & Instruments 2.7%
Anixter International, Inc. *	5,054	300,663
Cogent, Inc. *	10,693	121,579
Flir Systems, Inc. *	20,759	842,193
Littelfuse, Inc. *	6,119	193,055
ScanSource, Inc. *	6,566	175,706
Technitrol, Inc.	4,062	69,013
TTM Technologies, Inc. *	12,797	169,048

		1,871,257

Internet Software & Services 3.3%
Bankrate, Inc. * ρ	2,105	82,242
Chordiant Software, Inc. *	16,801	84,005
DealerTrack Holdings, Inc. *	4,285	60,461
Digital River, Inc. *	9,276	357,868
Greenfield Online, Inc. *	25,531	380,922
LoopNet, Inc. *	10,486	118,492
Sohu.com, Inc. *	7,547	531,611
ValueClick, Inc. *	24,264	367,600
Websense, Inc. *	15,871	267,268

		2,250,469

IT Services 1.9%
CACI International, Inc., Class A *	2,759	126,279
Heartland Payment Systems, Inc. ρ	13,387	315,933
Maximus, Inc.	4,644	161,704
Sapient Corp. *	47,842	307,146
Sykes Enterprises, Inc. *	20,589	388,309

		1,299,371

Semiconductors & Semiconductor Equipment 4.2%
Amkor Technology, Inc. *	32,017	333,297
Applied Micro Circuits Corp. *	25,660	219,649
Cymer, Inc. *	10,961	294,632
Entegris, Inc. *	29,042	190,225
Hittite Microwave Corp. *	6,977	248,521
Microsemi Corp. *	7,938	199,879
Monolithic Power Systems, Inc. *	12,445	269,061
Pericom Semiconductor Corp. *	14,205	210,802
Semtech Corp. *	22,289	313,606
Silicon Image, Inc. *	50,365	365,146
Skyworks Solutions, Inc. *	19,099	188,507

		2,833,325

5

EVERGREEN SPECIAL EQUITY FUND† SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 6.5%
Ansys, Inc. *	9,460	$445,755
Blackboard, Inc. *	6,218	237,714
FalconStor Software, Inc. *	19,215	136,042
Informatica Corp. *	27,918	419,887
Jack Henry & Associates, Inc.	16,954	366,885
Kenexa Corp. *	10,705	201,682
Macrovision Solutions Corp. *	4,624	69,175
Manhattan Associates, Inc. *	11,466	272,088
Micros Systems, Inc. *	19,785	603,245
MicroStrategy, Inc., Class A *	4,067	263,338
Nuance Communications, Inc. *	18,246	285,915
Parametric Technology Corp. *	20,501	341,752
SPSS, Inc. *	8,818	320,711
Sybase, Inc. *	10,398	305,909
Taleo Corp., Class A *	9,721	190,434

		4,460,532

MATERIALS 4.7%
Chemicals 2.4%
Arch Chemicals, Inc.	7,541	249,984
Hercules, Inc.	16,951	286,981
NewMarket Group	2,523	167,098
Terra Industries, Inc. *	18,989	937,107

		1,641,170

Construction Materials 0.5%
Headwaters, Inc. * ρ	26,654	313,718

Containers & Packaging 0.9%
Greif, Inc., Class A	9,950	637,098

Metals & Mining 0.9%
Cleveland-Cliffs, Inc.	2,272	270,800
Hecla Mining Co. * ρ	36,662	339,490

		610,290

TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 0.8%
Cbeyond, Inc. *	3,733	59,803
NTELOS Holdings Corp.	8,044	204,076
Premiere Global Services, Inc. *	20,184	294,283

		558,162

Wireless Telecommunication Services 0.4%
Syniverse Holdings, Inc. *	17,675	286,335

Total Common Stocks (cost $72,272,179)		66,489,660

	Principal Amount	Value

SHORT-TERM INVESTMENTS 8.7%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills:
1.61%, 08/07/2008 ƒ ß	$25,000	24,958
1.73%, 09/25/2008 ƒ ß	100,000	99,587

		124,545

6

EVERGREEN SPECIAL EQUITY FUND† SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 8.5%
BGI Prime Money Market Fund, Premium Shares, 2.58% q ρρ	1,121,645	$1,121,645
BlackRock Liquidity TempFund, Institutional Class, 2.58% q ρρ	1,201,962	1,201,962
Evergreen Institutional Money Market Fund, Class I, 2.54% q ø ρρ	2,298,069	2,298,069
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.74% q ρρ	1,192,978	1,192,978

		5,814,654

Total Short-Term Investments (cost $5,939,199)		5,939,199

Total Investments (cost $78,211,378) 106.1%		72,428,859
Other Assets and Liabilities (6.1%)		(4,138,372)

Net Assets 100.0%		$68,290,487

†

At a regular meeting of the Board of Trustees held on June 11-12, 2008, the Trustees of the Fund approved a plan of reorganization to merge the Fund into Evergreen Golden Core Opportunities Fund. If shareholders of the Fund approve the plan, all of the assets and liabilities of the Fund will be transferred to Evergreen Golden Core Opportunities Fund and shareholders of the Fund will receive shares of Evergreen Golden Core Opportunities Fund in exchange for their shares of the Fund. The reorganization is proposed to take place in September 2008.

*	Non-income producing security
ρ	All or a portion of this security is on loan.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

At June 30, 2008, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at June 30, 2008	Unrealized Gain (Loss)

September 2008	3 Russell 2000 Index Futures	$1,086,729	$1,037,550	$(49,179)

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $78,317,054. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,885,009 and $13,773,204, respectively, with a net unrealized depreciation of $5,888,195.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

7

Item 2 – Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By:
Dennis H. Ferro, Principal Executive Officer

Date: August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: August 27, 2008

By:
Jeremy DePalma Principal Financial Officer

Date: August 27, 2008